segment information - Operating revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating revenues
Operating revenues (arising from contracts with customers)	$ 15,341	$ 14,589
Other income	122	69
Operating revenues and other income	15,463	14,658
EBITDA	5,494	5,554
Capital expenditures (excluding spectrum licences)	2,775	2,906
Intangible assets, net	15,026	12,846
Goodwill	7,235	5,307
Foreign
Operating revenues
Operating revenues (arising from contracts with customers)	1,900	1,100
Intangible assets, net	2,200	200
Goodwill	2,200	600
Wireless
Operating revenues
Operating revenues (arising from contracts with customers)	7,905	8,129
Other income	9	20
Total external revenues	7,914	8,149
Intersegment revenues	60	53
Operating revenues and other income	7,974	8,202
EBITDA	3,642	3,693
Capital expenditures (excluding spectrum licences)	810	889
Wireless | Service
Operating revenues
Operating revenues (arising from contracts with customers)	6,096	6,165
Wireless | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	1,809	1,964
Wireline
Operating revenues
Operating revenues (arising from contracts with customers)	7,436	6,460
Other income	113	49
Total external revenues	7,549	6,509
Intersegment revenues	262	251
Operating revenues and other income	7,811	6,760
EBITDA	1,852	1,861
Capital expenditures (excluding spectrum licences)	1,965	2,017
Wireline | Service
Operating revenues
Operating revenues (arising from contracts with customers)	7,181	6,235
Wireline | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	255	225
Consolidated
Operating revenues
Operating revenues (arising from contracts with customers)	15,341	14,589
Other income	122	69
Total external revenues	15,463	14,658
Operating revenues and other income	15,463	14,658
EBITDA	5,494	5,554
Capital expenditures (excluding spectrum licences)	2,775	2,906
Consolidated | Service
Operating revenues
Operating revenues (arising from contracts with customers)	13,277	12,400
Consolidated | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	2,064	2,189
Eliminations
Operating revenues
Intersegment revenues	(322)	(304)
Operating revenues and other income	$ (322)	$ (304)